OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
Schedule of components of other liabilities

	December 31,
(Dollars in millions)	2021	2020
Workforce rebalancing (current)	$82	$595
Other service accruals	662	279
Other accrued expenses and liabilities	$744	$874
Workforce rebalancing (noncurrent)	$51	$82
Deferred taxes	135	78
Income tax reserve	44	18
Other	293	122
Other noncurrent liabilities	$522	$300